Cash and cash equivalents and financial investments	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents and financial investments.
Cash and cash equivalents and financial investments

6.           Cash and cash equivalents and financial investments

	2022	2021
Cash and banks	43,796	235,472
Short-term investments Maturing in up to 90 days at the time of acquisition (a)	56,447	346,759
Financial investments (b)	8,160	7,005
Total	108,403	589,236
Cash and cash equivalents	100,243	582,231
Financial investments	8,160	7,005

(a)	Highly liquid short-term interest earning bank deposits are readily convertible into a known amount of cash and subject to an insignificant risk of change of value. They are substantially represented by interest earning bank deposits at rates varying from 60% to 103% of the CDI rate (Interbank Interest Rate in Brazil).
(b)	As of December 31, 2022, the return on such investments is equivalent to 161% of the CDI. The fund's assets are divided into several different asset class pools such as Agribusiness, Real Estate, Direct Lending. Those investments are held as guarantee of the debentures borrowing contract entered into in May 2021. Pursuant to the third amendment, executed in September 2022, total redemption of the fund has been requested and is expected to take place in March of 2023.